CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed assets, accumulated depreciation (in Dollars)	$ 19,590	$ 1,572	$ 0
Convertible notes payable, discount (in Dollars)	$ 0	$ 756,795	$ 646,888
Common stock, shares outstanding	212,853,706	155,381,183	81,268,443
Common stock, shares issued	212,853,706	155,381,183	81,268,443
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	0	4,800	0
Preferred stock, shares outstanding	0	4,800	0
Series C Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01
Preferred stock, shares issued	940,644
Preferred stock, shares outstanding	940,644
Series X Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	24,227	26,227	26,227
Preferred stock, shares outstanding	24,227	26,227	26,227